Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses Text Block Abstract
Schedule of selling and distribution expenses
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 23(b)	42,300	33,867	26,283
Third-party services	11,106	9,733	7,326
Advertising and promotion	6,417	5,637	3,285
Allowance for expected credit losses, note 7(d)	1,972	563	1,582
Other	3,442	1,720	1,677
	65,237	51,520	40,153